Note 12 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Shares issuable under options - Beginning of period	1,396,750	$34.41
Granted	430,500	66.39
Exercised	(194,100)	18.96
Shares issuable under options - December 31, 2018	1,633,150	$44.68	2.5	$38,889
Options exercisable - End of period	667,977	$33.01	1.6	$23,693

Stock Options Exercised [Table Text Block]
2018

Number of options exercised	194,100

Aggregate fair value	$6,382
Intrinsic value	5,083
Amount of cash received	1,299

Tax benefit recognized	$2,440

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2018

Risk free rate	2.2%
Expected life in years	4.75
Expected volatility	30.5%
Dividend yield	0.7%

Weighted average fair value per option granted	$17.91